Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Limited-Term Tax-Exempt Fund - Investor Shares | Vanguard Limited-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Short-Term Tax-Exempt Fund - Investor Shares | Vanguard Short-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares | Vanguard Intermediate-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Long-Term Tax-Exempt Fund - Investor Shares | Vanguard Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard High-Yield Tax-Exempt Fund - Investor Shares | Vanguard High-Yield Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Tax-Exempt Money Market Fund - Investor Shares | Vanguard Tax-Exempt Money Market Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares | Vanguard Limited-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Short-Term Tax-Exempt Fund - Admiral Shares | Vanguard Short-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares | Vanguard Intermediate-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Long-Term Tax-Exempt Fund - Admiral Shares | Vanguard Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard High-Yield Tax-Exempt Fund - Admiral Shares | Vanguard High-Yield Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154